Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of categories of financial instruments
	December 31 2020 $	December 31 2019 $
Financial assets
Amortized cost
Cash and cash equivalents	10,096,205	15,950,624
	10,096,205	15,950,624

Financial liabilities
Amortized cost
Accounts payable and accrued liabilities	4,315,477	1,802,514
Deferred acquisition costs	3,440,000	—
	7,755,477	1,802,514